Summary of Reconciles Total Consideration Transferred (Detail) - USD ($)				9 Months Ended
		Jun. 01, 2022	Nov. 10, 2020	Sep. 30, 2022
Fair Value of Consideration Transferred:
Total Consideration Transferred				$ 82,100,000
Strategic Storage Trust IV, Inc.
Fair Value of Consideration Transferred:
Common stock issued			$ 231,412,470
Cash	[1],[2]		54,250,000
Other			365,703
Total Consideration Transferred			$ 286,028,173
SSGT II Merger Agreement
Fair Value of Consideration Transferred:
Common stock issued		$ 168,791,577
Cash	[3]	76,300,006
Other	[4]	16,066,930
Total Consideration Transferred		$ 261,158,513

[1]	The approximately $54.3 million in cash was primarily used to pay off approximately $54.0 million of SST IV debt that we did not assume in the Merger, as well as approximately $0.3 million in transaction costs.
[2]	The approximately $54.3 million in cash was primarily used to pay off approximately $54.0 million of SST IV debt that we did not assume in the SST IV Merger, as well as approximately $0.3 million in transaction costs.
[3]	The approximately $76.3 million in cash was primarily used to pay off approximately $75.1 million of SSGT II’s debt that we did not assume in the SSGT II Merger, as well as approximately $1.2 million in transaction costs.
[4]	Upon our acquisition of SSGT II, we recorded a gain of approximately $16.1 million to record the then fair market value of our special limited partnership interest in SSGT II operating partnership.